Financial risk management objectives and policies	12 Months Ended
Apr. 02, 2023
Financial Risk Management [Abstract]
Financial risk management objectives and policies	Financial risk management objectives and policies
The Company’s primary risk management objective is to protect the Company’s assets and cash flow, in order to increase the Company’s enterprise value.
The Company is exposed to capital management risk, liquidity risk, credit risk, market risk, foreign exchange risk, and interest rate risk. The Company’s senior management and Board of Directors oversee the management of these risks. The Board of Directors reviews and agrees policies for managing each of these risks which are summarized below.
Capital management
The Company manages its capital and capital structure with the objectives of safeguarding sufficient net working capital over the annual operating cycle and providing sufficient financial resources to grow operations to meet long-term consumer demand. The Board of Directors of the Company monitors the Company’s capital management on a regular basis. The Company will continually assess the adequacy of the Company’s capital structure and capacity and make adjustments within the context of the Company’s strategy, economic conditions, and risk characteristics of the business.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to satisfy the requirements for business operations, capital expenditures, debt service and general corporate purposes, under normal and stressed conditions. The primary source of liquidity is funds generated by operating activities; the Company also relies on the revolving facility, the Mainland China Facilities, and Japan Facility as sources of funds for short term working capital needs. The Company continuously reviews both actual and forecasted cash flows to ensure that the Company has appropriate capital capacity.
The following table summarizes the amount of contractual undiscounted future cash flow requirements as at April 2, 2023:

	2024	2025	2026	2027	2028	Thereafter	Total
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	195.6	—	—	—	—	—	195.6
Mainland China Facilities	9.8	—	—	—	—	—	9.8
Japan Facility	13.7	—	—	—	—	—	13.7
Term loan	4.1	4.1	4.1	4.1	379.9	—	396.3
Interest commitments relating to borrowings[1]	34.7	34.3	34.3	34.3	17.2	—	154.8
Lease obligations	85.3	78.2	60.6	51.7	37.5	102.0	415.3
Pension obligation	—	—	—	—	—	1.6	1.6
Total contractual obligations	343.2	116.6	99.0	90.1	434.6	103.6	1,187.1
[1]    Interest commitments are calculated based on the loan balance and the interest rate payable on the Mainland China Facilities, the Japan Facility, and the term loan of 3.30%, 0.33%, and 8.66% respectively, as at April 2, 2023.
As at April 2, 2023, we had additional liabilities which included provisions for warranty, sales returns, asset retirement obligations, deferred income tax liabilities, as well as the put option liability and the contingent consideration on the Japan Joint Venture. These liabilities have not been included in the table above as the timing and amount of future payments are uncertain.
Letter of guarantee facility
On April 14, 2020, Canada Goose Inc. entered into a letter of guarantee facility in the amount of $10.0m. Within the facility, letters of guarantee are available for terms of up to twelve months from the date of issuance and will be charged a fee equal to 1.2% per annum calculated against the face amount and over the term of the guarantee. Amounts issued on the facility will be used to finance working capital requirements through letters of guarantee, standby letters of credit, performance bonds, counter guarantees, counter standby letters of credit, or similar credits. The Company immediately reimburses the issuing bank for amounts drawn on issued letters of guarantees. At April 2, 2023, the Company had $6.4m outstanding.
In addition, a subsidiary of the Company in Mainland China entered into letters of guarantee and as at April 2, 2023 the amount outstanding was $9.5m. Amounts will be used to support retail operations through letters of guarantee, standby letters of credit, performance bonds, counter guarantees, counter standby letters of credit, or similar credits.
Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss.
Credit risk arises from the possibility that certain parties will be unable to discharge their obligations. The Company manages its credit risk through a combination of third party credit insurance and internal house risk. Credit insurance is provided by a third party for customers and is subject to continuous monitoring of the credit worthiness of the Company's customers. Insurance covers a specific amount of revenue, which may be less than the Company's total revenue with a specific customer. The Company has an agreement with a third party who has insured the risk of loss for up to 90% of accounts receivable from certain designated customers subject to a total deductible of $0.1m, to a maximum of $30.0m per year. As at April 2, 2023, accounts receivable totaling approximately $10.3m (April 3, 2022 - $8.1m) were insured subject to the policy cap. Complementary to the third party insurance, the Company establishes payment terms with customers to mitigate credit risk and continues to closely monitor its accounts receivable credit risk exposure.
Within CG Japan, the Company has an agreement with a third party who has insured the risk of loss for up to 45% of trade accounts receivable for certain designated customers for a maximum of JPY450.0m per annum subject to a deductible of 10% and applicable only to accounts with receivables over JPY100k. As at April 2, 2023, trade accounts receivable totalling approximately $0.7m (JPY72.8m) were insured subject to the policy cap.
Customer deposits are received in advance from certain customers for seasonal orders to further mitigate credit risk, and applied to reduce accounts receivable when goods are shipped. As at April 2, 2023, customer deposits of $0.2m (April 3, 2022 - $0.2m) were included in accounts payable and accrued liabilities.
The aging of trade receivables was as follows:

			Past due
	Total	Current	< 30 days	31-60 days	> 61 days
	$	$	$	$	$
Trade accounts receivable	30.4	22.2	4.4	1.1	2.7
Credit card receivables	2.5	2.5	—	—	—
Other receivables	19.5	18.9	0.5	—	0.1
April 2, 2023	52.4	43.6	4.9	1.1	2.8

Trade accounts receivable	22.0	14.4	2.8	2.1	2.7
Credit card receivables	2.5	2.5	—	—	—
Other receivables	19.3	9.5	—	—	9.8
April 3, 2022	43.8	26.4	2.8	2.1	12.5
Trade accounts receivable factoring program
A subsidiary of the Company in Europe has an agreement to factor, on a limited recourse basis, certain of its trade accounts receivable up to a limit of €20.0m in exchange for advanced funding equal to 100% of the principal value of the invoice. Accepted currencies include euros, British pounds sterling, and Swiss francs. The Company is charged a fee of the applicable EURIBOR or LIBOR reference rate plus 1.15% per annum, based on the number of days between the purchase date and the invoice due date, which is lower than the Company’s average borrowing rate under its revolving facility. The program is utilized to provide sufficient liquidity to support its international operating cash needs. Upon transfer of the receivables, the Company receives cash proceeds and continues to service the receivables on behalf of the third-party financial institution. The program meets the derecognition requirements in accordance with IFRS 9, Financial Instruments as the Company transfers substantially all the risks and rewards of ownership upon the sale of a receivable. These proceeds are classified as cash flows from operating activities in the statement of cash flows.
For the year ended April 2, 2023, the Company received total cash proceeds from the sale of trade accounts receivable with carrying values of $45.7m which were derecognized from the Company's statement of financial position (April 3, 2022 - $26.6m). Fees of $0.3m were incurred during the year ended April 2, 2023 (April 3, 2022 - less than $0.1m) and included in net interest, finance and other costs in the statements of income. As at April 2, 2023, the outstanding amount of trade accounts receivable derecognized from the Company’s statement of financial position, but which the Company continued to service was $1.1m (April 3, 2022 - $2.0m).
Market risk
Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices comprise foreign exchange risk and interest rate risk.
Foreign exchange risk
Foreign exchange risk in operating cash flows
The Company’s consolidated financial statements are expressed in Canadian dollars, but a substantial portion of the Company’s revenues, purchases, and expenses are denominated in other currencies, primarily U.S. dollars, euros, British pounds sterling, Swiss francs, Chinese yuan, Hong Kong dollars and since the establishment of the Japan Joint Venture on April 4, 2022, Japanese yen. The Company has entered into forward foreign exchange contracts to reduce the foreign exchange risk associated with revenues, purchases, and expenses denominated in these currencies. Certain forward foreign exchange contracts were designated at inception and accounted for as cash flow hedges. During the fourth quarter of fiscal 2023, the Company executed the operating cash flow hedge program for the fiscal year ending March 31, 2024.
Revenues and expenses of all foreign operations are translated into Canadian dollars at the foreign currency exchange rates that approximate the rates in effect at the dates when such items are recognized. As a result, we are exposed to foreign currency translation gains and losses. Appreciating foreign currencies relative to the Canadian dollar, to the extent they are not hedged, will positively impact operating income and net income by increasing our revenue, while depreciating foreign currencies relative to the Canadian dollar will have the opposite impact.
The Company recognized the following unrealized losses in the fair value of derivatives designated as cash flow hedges in other comprehensive income:

Year ended
	April 2, 2023		April 3, 2022		March 28, 2021
	Net loss	Tax recovery	Net loss	Tax expense	Net loss	Tax expense
	$	$	$	$	$	$
Forward foreign exchange contracts designated as cash flow hedges	(3.7)	0.9	(4.5)	(0.1)	(0.3)	(1.1)
The Company reclassified the following losses and gains from other comprehensive income on derivatives designated as cash flow hedges to locations in the consolidated financial statements described below:

	Year ended
	April 2, 2023	April 3, 2022	March 28, 2021
Loss (gain) from other comprehensive income	$	$	$
Forward foreign exchange contracts designated as cash flow hedges
Revenue	5.5	3.9	3.3
SG&A expenses	0.1	(0.4)	(0.2)
Inventory	0.8	(0.9)	(0.9)
During the year ended April 2, 2023, an unrealized gain of $4.5m (April 3, 2022 - unrealized gain of $4.7m, March 28, 2021 - unrealized gain of $6.4m) on forward exchange contracts that were not treated as hedges was recognized in SG&A expenses in the statements of income.
Foreign currency forward exchange contracts outstanding as at April 2, 2023 related to operating cash flows were:

(in millions)	Aggregate Amounts		Currency
Forward contract to purchase Canadian dollars	USD	146.7	U.S. dollars
		€187.5	euros
		¥2,055.6	Japanese yen
Forward contract to sell Canadian dollars	USD	77.9	U.S. dollars
		€94.7	euros

Forward contract to purchase euros	CNY	878.9	Chinese yuan
		£41.6	British pounds sterling
	HKD	106.1	Hong Kong dollars
	CHF	1.2	Swiss francs

Forward contract to sell euros	CHF	10.9	Swiss francs
		£9.2	British pounds sterling
	CNY	193.2	Chinese yuan
	HKD	118.7	Hong Kong dollars
Foreign exchange risk on borrowings
The Company enters into derivative transactions to hedge a portion of its exposure to interest rate risk and foreign currency exchange risk related to principal and interest payments on the term loan denominated in U.S. dollars (note 17). The Company also entered into a five-year forward exchange contract by selling $368.5m and receiving USD270.0m as measured on the trade date, to fix the foreign exchange risk on a portion of the term loan borrowings.
The Company recognized the following unrealized gains and losses in the fair value of derivatives designed as hedging instruments in other comprehensive income:

	Year ended
	April 2, 2023		April 3, 2022		March 28, 2021
	Net gain	Tax expense	Net gain	Tax expense	Net (loss) gain	Tax (expense) recovery
	$	$	$	$	$	$
Swaps designated as cash flow hedges	4.1	(0.8)	13.2	(4.5)	(0.9)	(0.5)
Euro-denominated cross-currency swap designated as a net investment hedge	—	—	—	—	0.2	0.1
The Company reclassified the following losses from other comprehensive income on derivatives designated as hedging instruments to SG&A expenses:

	Year ended
	April 2, 2023	April 3, 2022	March 28, 2021
Loss from other comprehensive income	$	$	$
Swaps designated as cash flow hedges	0.5	0.9	5.6
During the year ended April 2, 2023, an unrealized gain of $17.5m (April 3, 2022 - unrealized loss of $4.6m, March 28, 2021 - unrealized loss of $21.7m) in the fair value of the long-dated forward exchange contract related to a portion of the term loan balance has been recognized in SG&A expenses in the statements of income.
Interest rate risk
The Company is exposed to interest rate risk related to the effect of interest rate changes on the borrowings outstanding under the Mainland China Facilities, Japan Facility, and the term loan, which currently bear interest rates at 3.30%, 0.33%, and 8.66%, respectively.
The Company entered into five-year interest rate swaps by fixing the LIBOR component of its interest rate at 0.95% on notional debt of USD270.0m. The swaps terminate on December 31, 2025. Subsequent to the Repricing Amendment, the applicable interest rate on the interest rate swaps is 4.45%. The interest rate swaps were designated at inception and accounted for as cash flow hedges.
On March 17, 2023 the Company chose to de-designate and unwind a interest rate swaps with a notional of USD90.0m and recognized a new interest rate swap effective on March 31, 2023 for the same notional amount. The remaining swaps will continue to have an applicable interest rate of 4.45%. The new swap contract hedges interest rate risk associated with the Company’s 3-month USD-LIBOR interest payments using a pay fixed/receive float interest rate swap to eliminate variability in the USD-LIBOR swap rate. As a result of the termination, the Company received cash settlement of USD6.3m ($8.6m) for this contract.
Interest rate risk on the term loan is partially mitigated by interest rate swap hedges. The impact on future interest expense as a result of future changes in interest rates will depend largely on the gross amount of borrowings at that time.
Based on the weighted average amount of outstanding borrowings, a 1.00% increase in the average interest rate during the year ended April 2, 2023 would have increased interest expense as follows:

	Year ended
	April 2, 2023	April 3, 2022
	$	$
Mainland China Facilities	0.1	0.1
Japan Facility	0.3	—
Term loan	3.9	3.7